EQUITY	12 Months Ended
Mar. 31, 2018
Equity [Abstract]
EQUITY

14. EQUITY

Under the Companies Act of Japan (the Companies Act), the entire amount paid in for the shares is principally required to be capitalized as stated capital, although Kyocera Corporation may, by resolution of its Board of Directors, capitalize an amount not exceeding one-half of the amount paid in for the shares as additional paid-in capital.

The Companies Act requires a domestic company to appropriate as legal reserve or additional paid-in capital, an amount equal to 10% of the amount paid out for dividends until the sum of the legal reserve and additional paid-in capital equals 25% of its stated capital. The legal reserve and additional paid-in capital, which could be decreased due to shareholder actions, may be transferred to stated capital or used to reduce a deficit principally. The appropriated legal reserve at March 31, 2018 included in retained earnings was ¥ 17,874 million.

The Companies Act does not permit any payment of dividends in connection with repurchased treasury stock. Kyocera repurchased treasury stock mainly for the expeditious execution of capital strategies in the future, which are restricted as to the payment of cash dividends. The amount of statutory retained earnings of Kyocera Corporation available for the payment of dividends to shareholders at March 31, 2018 was ¥ 943,550 million.

The accompanying consolidated financial statements for the year ended March 31, 2018 do not include any provision for the year-end dividend of ¥60 per share aggregating ¥22,062 million payable on June 27, 2018 which was approved by the shareholders at the shareholder’s meeting held on June 26, 2018.

Kyocera’s equity in retained earnings or deficits of affiliates and an unconsolidated subsidiary accounted for by the equity method of accounting aggregating ¥(5,478) million at March 31, 2018 was included in retained earnings.

Changes in accumulated other comprehensive income are as follows:

	Net Unrealized Gains on Securities	Net Unrealized Losses on Derivative Financial Instruments	Pension Liability Adjustment	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income
	(Yen in millions)
Balance at March 31, 2015	¥467,841	¥(372)	¥(28,452)	¥30,656	¥469,673
Other comprehensive income
Other comprehensive income before reclassifications	63,339	(174)	(13,388)	(34,907)	14,870
Amounts reclassified from accumulated other comprehensive income	(13,990)	58	(789)	(13)	(14,734)

Other comprehensive income, net	49,349	(116)	(14,177)	(34,920)	136

Equity transactions with noncontrolling interests	—	0	(19)	13	(6)

Balance at March 31, 2016	517,190	(488)	(42,648)	(4,251)	469,803
Other comprehensive income
Other comprehensive income before reclassifications	(17,461)	(109)	7,834	(11,842)	(21,578)
Amounts reclassified from accumulated other comprehensive income	(78)	148	(561)	(212)	(703)

Other comprehensive income, net	(17,539)	39	7,273	(12,054)	(22,281)

Equity transactions with noncontrolling interests	(1)	0	13	(55)	(43)

Balance at March 31, 2017	499,650	(449)	(35,362)	(16,360)	447,479
Other comprehensive income
Other comprehensive income before reclassifications	(39,091)	36	6,953	(3,805)	(35,907)
Amounts reclassified from accumulated other comprehensive income	(1,000)	6	(863)	2,227	370

Other comprehensive income, net	(40,091)	42	6,090	(1,578)	(35,537)

Equity transactions with noncontrolling interests	—	0	11	27	38

Balance at March 31, 2018	¥459,559	¥(407)	¥(29,261)	¥(17,911)	¥411,980

Tax effects allocated to each component of other comprehensive income and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2016:
Net unrealized gains on securities:
Amount arising during the year	¥92,042	¥(28,703)	¥63,339
Reclassification adjustments for gains and losses realized in net income	(20,572)	6,582	(13,990)

Net change for the year	71,470	(22,121)	49,349
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(250)	76	(174)
Reclassification adjustments for gains and losses realized in net income	85	(27)	58

Net change for the year	(165)	49	(116)
Pension liability adjustment:
Amount arising during the year	(19,854)	6,466	(13,388)
Reclassification adjustments for gains and losses realized in net income	(1,543)	754	(789)

Net change for the year	(21,397)	7,220	(14,177)
Foreign currency translation adjustments:
Amount arising during the year	(34,907)	—	(34,907)
Reclassification adjustments for gains and losses realized in net income	(13)	—	(13)

Net change for the year	(34,920)	—	(34,920)

Other comprehensive income	¥14,988	¥(14,852)	¥136

For the year ended March 31, 2017:
Net unrealized gains on securities:
Amount arising during the year	¥(24,807)	¥7,346	¥(17,461)
Reclassification adjustments for gains and losses realized in net income	(114)	36	(78)

Net change for the year	(24,921)	7,382	(17,539)
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(143)	34	(109)
Reclassification adjustments for gains and losses realized in net income	198	(50)	148

Net change for the year	55	(16)	39
Pension liability adjustment:
Amount arising during the year	10,677	(2,843)	7,834
Reclassification adjustments for gains and losses realized in net income	(896)	335	(561)

Net change for the year	9,781	(2,508)	7,273
Foreign currency translation adjustments:
Amount arising during the year	(11,842)	—	(11,842)
Reclassification adjustments for gains and losses realized in net income	(212)	—	(212)

Net change for the year	(12,054)	—	(12,054)

Other comprehensive income	¥(27,139)	¥4,858	¥(22,281)

For the year ended March 31, 2018:
Net unrealized gains on securities:
Amount arising during the year	¥(56,115)	¥17,024	¥(39,091)
Reclassification adjustments for gains and losses realized in net income	(1,432)	432	(1,000)

Net change for the year	(57,547)	17,456	(40,091)
Net unrealized losses on derivative financial instruments:
Amount arising during the year	33	3	36
Reclassification adjustments for gains and losses realized in net income	33	(27)	6

Net change for the year	66	(24)	42
Pension liability adjustment:
Amount arising during the year	9,620	(2,667)	6,953
Reclassification adjustments for gains and losses realized in net income	(1,414)	551	(863)

Net change for the year	8,206	(2,116)	6,090
Foreign currency translation adjustments:
Amount arising during the year	(3,805)	—	(3,805)
Reclassification adjustments for gains and losses realized in net income	3,182	(955)	2,227

Net change for the year	(623)	(955)	(1,578)

Other comprehensive income	¥(49,898)	¥14,361	¥(35,537)

The amounts reclassified out of accumulated other comprehensive income and the affected line items in the consolidated statements of income for the year ended March 31, 2016 are as follows:

Amounts in parentheses indicate gains in the consolidated statements of income.

Details about accumulated other comprehensive income components	Affected line items	For the year ended March 31, 2016
		(Yen in millions)
Net unrealized gains (losses) on securities:
Sales of securities, and others	Gains on sales of securities, net	¥(20,350)
	Other, net	(304)

	Income before income taxes	(20,654)
	Income taxes	6,608

	Net income	(14,046)
	Net income attributable to noncontrolling interests	56

	Net income attributable to Kyocera Corporation’s shareholders	(13,990)

Net unrealized gains (losses) on derivative financial Instruments:
Foreign currency forward contracts and interest rate swaps	Net sales	(101)
	Cost of sales	95
	Foreign currency transaction gains, net	3
	Other, net	87

	Income before income taxes	84
	Income taxes	(27)

	Net income	57
	Net income attributable to noncontrolling interests	1

	Net income attributable to Kyocera Corporation’s shareholders	58

Pension liability adjustment:
Amortization of prior service cost and recognized actuarial loss	*	(1,435)

	Income before income taxes	(1,435)
	Income taxes	755

	Net income	(680)
	Net income attributable to noncontrolling interests	(109)

	Net income attributable to Kyocera Corporation’s shareholders	(789)

Foreign currency translation adjustments:
Liquidation of subsidiaries	Other, net	(13)

	Income before income taxes	(13)
	Income taxes	—

	Net income	(13)
	Net income attributable to noncontrolling interests	—

	Net income attributable to Kyocera Corporation’s shareholders	(13)

Total reclassifications for the period		¥(14,734)

*	As for the affected line items in the consolidated statements of income by reclassification of pension adjustments, please refer to the Note 11 to Kyocera’s consolidated financial statements included in this annual report on Form 20-F.

The amounts reclassified out of accumulated other comprehensive income and the affected line items in the consolidated statements of income for the year ended March 31, 2017 are as follows:

Amounts in parentheses indicate gains in the consolidated statements of income.

Details about accumulated other comprehensive income components	Affected line items	For the year ended March 31, 2017
		(Yen in millions)
Net unrealized gains (losses) on securities:
Sales of securities, and others	Gains on sales of securities, net	¥(190)
	Other, net	31

	Income before income taxes	(159)
	Income taxes	50

	Net income	(109)
	Net income attributable to noncontrolling interests	31

	Net income attributable to Kyocera Corporation’s shareholders	(78)

Net unrealized gains (losses) on derivative financial Instruments:
Foreign currency forward contracts and interest rate swaps	Net sales	(116)
	Cost of sales	301
	Foreign currency transaction gains, net	(35)
	Other, net	90

	Income before income taxes	240
	Income taxes	(59)

	Net income	181
	Net income attributable to noncontrolling interests	(33)

	Net income attributable to Kyocera Corporation’s shareholders	148

Pension liability adjustment:
Amortization of prior service cost and recognized actuarial loss	*	(808)

	Income before income taxes	(808)
	Income taxes	327

	Net income	(481)
	Net income attributable to noncontrolling interests	(80)

	Net income attributable to Kyocera Corporation’s shareholders	(561)

Foreign currency translation adjustments:
Liquidation of subsidiaries	Other, net	(212)

	Income before income taxes	(212)
	Income taxes	—

	Net income	(212)
	Net income attributable to noncontrolling interests	—

	Net income attributable to Kyocera Corporation’s shareholders	(212)

Total reclassifications for the period		¥(703)

*	As for the affected line items in the consolidated statements of income by reclassification of pension adjustments, please refer to the Note 11 to Kyocera’s consolidated financial statements included in this annual report on Form 20-F.

The amounts reclassified out of accumulated other comprehensive income and the affected line items in the consolidated statements of income for the year ended March 31, 2018 are as follows:

Amounts in parentheses indicate gains in the consolidated statements of income.

Details about accumulated other comprehensive income components	Affected line items	For the year ended March 31, 2018
		(Yen in millions)
Net unrealized gains (losses) on securities:
Sales of securities, and others	Gains on sales of securities, net	¥(1,594)
	Other, net	103

	Income before income taxes	(1,491)
	Income taxes	450

	Net income	(1,041)
	Net income attributable to noncontrolling interests	41

	Net income attributable to Kyocera Corporation’s shareholders	(1,000)

Net unrealized gains (losses) on derivative financial Instruments:
Foreign currency forward contracts and interest rate swaps	Net sales	(255)
	Cost of sales	190
	Foreign currency transaction gains, net	(7)
	Other, net	85

	Income before income taxes	13
	Income taxes	(27)

	Net income	(14)
	Net income attributable to noncontrolling interests	20

	Net income attributable to Kyocera Corporation’s shareholders	6

Pension liability adjustment:
Amortization of prior service cost and recognized actuarial loss	*	(1,324)

	Income before income taxes	(1,324)
	Income taxes	555

	Net income	(769)
	Net income attributable to noncontrolling interests	(94)

	Net income attributable to Kyocera Corporation’s shareholders	(863)

Foreign currency translation adjustments:
Liquidation of subsidiaries	Other, net	3,182

	Income before income taxes	3,182
	Income taxes	(955)

	Net income	2,227
	Net income attributable to noncontrolling interests	—

	Net income attributable to Kyocera Corporation’s shareholders	2,227

Total reclassifications for the period		¥370

*	As for the affected line items in the consolidated statements of income by reclassification of pension adjustments, please refer to the Note 11 to Kyocera’s consolidated financial statements included in this annual report on Form 20-F.